Loans and financings (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Loans And Financings
Balance at the beginning of the year	$ 1,725,566	$ 1,669,259
New loans and financings	799,439	56,408
Debt issue costs	(7,577)	(74)
Interest accrual	130,896	112,612
Amortization of debt issue costs	6,182	2,362
Changes in fair value of loans and financings	3,627	525
Changes in fair value of financing liabilities related to changes in the Company's own credit risk	1,572	583
Debt modification gain	(3,142)
Payments of loans and financings	(681,475)	(27,087)
Foreign exchange effects	(84,387)	23,996
Interest paid on loans and financings	(128,068)	(113,018)
Balance at the end of the year	$ 1,762,633	$ 1,725,566